Shareholders' equity - Annual meeting (Details) - MXN ($) $ in Millions								12 Months Ended
	Nov. 28, 2019	Apr. 29, 2019	Dec. 28, 2018	Jun. 29, 2018	Jan. 25, 2018	Dec. 27, 2017	May 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 15, 2020	Apr. 28, 2020	Feb. 21, 2018
Shareholders' equity
Fund to repurchase own shares		$ 12,800										$ 12,800	$ 12,800
Shares repurchased										5,671,453
Value of shares repurchased										$ 145
Dividends declared	$ 5,450	$ 4,843	$ 4,949	$ 4,279	$ 1,822	$ 4,676	$ 4,234		$ 10,293	$ 9,228
Amount of shares authorized to be issued											$ 10,000
Maximum period								15 years